Related party transactions (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Related Party Transaction [Line Items]
Management fees	$ 346	$ 646	$ 759	$ 1,389
Dividends	49	433	94	691
AerDragon
Related Party Transaction [Line Items]
Dividends	0	0	0	0
ACSAL
Related Party Transaction [Line Items]
Dividends	49	236	94	494
AerLift
Related Party Transaction [Line Items]
Dividends	0	197	0	197
Norwegian Air Shuttle ASA
Related Party Transaction [Line Items]
Percent of annual lease revenue attributable to NAS					3.40%
Management fees | AerDragon
Related Party Transaction [Line Items]
Management fees	131	147	267	380
Management fees | ACSAL
Related Party Transaction [Line Items]
Management fees	120	120	240	240
Management fees | AerLift
Related Party Transaction [Line Items]
Management fees	$ 95	$ 379	$ 252	$ 769